COLUMBIA ACORN TRUST

ColumbiaSM Acorn® Fund

(the “Fund”)

Supplement dated November 15, 2010 to the prospectuses for Class A, B, C and Z shares dated May 1,

2010, as supplemented, and to the prospectus for Class I shares dated September 27, 2010

The prospectuses for the Fund are hereby supplemented to reflect the following:

Charles P. McQuaid, President and Chief Investment Officer of Columbia Wanger Asset Management, LLC (“Columbia WAM”) and lead portfolio manager of the Fund, expects to take a three-month sabbatical from January 14 through March 31, 2011.

During this time, Robert A. Mohn, Director of Domestic Research at Columbia WAM and co-portfolio manager of the Fund, will serve as lead portfolio manager of the Fund, and P. Zachary Egan will serve as co-portfolio manager of the Fund. Mr. Egan is Director of International Research at Columbia WAM and co-portfolio manager of Columbia Acorn International. He has been associated with Columbia WAM since 1999 and has served as Vice President of Columbia Acorn Trust since 2003. In the event of any major event requiring his attention, it is expected that Mr. McQuaid will be contacted and consulted. Mr. McQuaid will continue in his role as a member of the Fund’s Board of Trustees during his sabbatical. On April 1, 2011, Mr. McQuaid is expected to resume his role as lead portfolio manager of the Fund and Mr. Mohn will resume his role as co-portfolio manager. Mr. McQuaid’s sabbatical has the full support of the Board of Trustees and of Columbia Management Investment Advisers, LLC.

Shareholders should retain this Supplement for future reference.

C-1446-5 A (11/10)

COLUMBIA ACORN TRUST

ColumbiaSM Thermostat Fund®

(the “Fund”)

Supplement dated November 15, 2010 to the prospectuses dated May 1, 2010, as supplemented

The prospectuses for the Fund are hereby supplemented to reflect the following:

Charles P. McQuaid, President and Chief Investment Officer of Columbia Wanger Asset Management, LLC (“Columbia WAM”) and lead portfolio manager of the Fund, expects to take a three-month sabbatical from January 14 through March 31, 2011.

During this time, Robert A. Mohn will serve as portfolio manager of the Fund. Mr. Mohn is Director of Domestic Research at Columbia WAM, co-portfolio manager of Columbia Acorn Fund and portfolio manager of Columbia Acorn USA. He has been associated with Columbia WAM since 1992 and has served as Vice President of Columbia Acorn Trust since 1997. In the event of any major event requiring his attention, it is expected that Mr. McQuaid will be contacted and consulted. Mr. McQuaid will continue in his role as a member of the Fund’s Board of Trustees during his sabbatical. On April 1, 2011, Mr. McQuaid is expected to resume his role as lead portfolio manager of the Fund. Mr. McQuaid’s sabbatical has the full support of the Board of Trustees and of Columbia Management Investment Advisers, LLC.

Shareholders should retain this Supplement for future reference.

C-1596-1 A (11/10)

COLUMBIA ACORN TRUST

ColumbiaSM Acorn International Select®

ColumbiaSM Acorn International®

ColumbiaSM Acorn Select®

ColumbiaSM Acorn USA®

ColumbiaSM Acorn® Fund

ColumbiaSM Thermostat Fund®

(each, a “Fund”)

Supplement dated November 15, 2010 to the statement of additional information

(“SAI”) for Class A, B, C and Z shares dated May 1, 2010, and to the SAI for

Class I Shares dated September 27, 2010, each SAI as supplemented

Charles P. McQuaid, President and Chief Investment Officer of Columbia Wanger Asset Management, LLC (“Columbia WAM”) and lead portfolio manager of Columbia Acorn Fund and Columbia Thermostat Fund, will take a three-month sabbatical from January 14 through March 31, 2011. Accordingly the SAIs for the Funds are hereby supplemented as follows:

•

In the section entitled Investment Advisory and Other Services – The Adviser and Investment Advisory Services, the table under the sub-heading Portfolio Managers of the Adviser is revised to reflect the following:

P. Zachary Egan	Columbia Acorn International Columbia Acorn Fund(1)
Charles P. McQuaid	Columbia Acorn Fund(1) Columbia Thermostat Fund(2)
Robert A. Mohn	Columbia Acorn Fund(1) Columbia Acorn USA Columbia Thermostat Fund(2)

(1)  Mr. McQuaid, lead portfolio manager of Columbia Acorn Fund, will take a three-month sabbatical from January 14 through March 31, 2011. During this time, Mr. Mohn will assume lead portfolio management of Columbia Acorn Fund and Mr. Egan will serve as co-manager of the Fund. On April 1, 2011, Mr. McQuaid will resume his role as lead portfolio manager, and Mr. Mohn will resume his role as co-manger, of Columbia Acorn Fund.

(2)  Mr. McQuaid, lead portfolio manager of Columbia Acorn Fund will take a three-month sabbatical from January 14 through March 31, 2011. During this time, Mr. Mohn will assume responsibility for the portfolio management of Columbia Thermostat Fund. On April 1, 2011, Mr. McQuaid will resume his role as lead portfolio manager of Columbia Thermostat Fund.

•

In the section entitled Investment Advisory and Other Services – The Adviser and Investment Advisory Services, the following is added as a new footnote to the table under the sub-heading Performance Benchmarks:

(*)  Mr. McQuaid, lead portfolio manager of Columbia Acorn Fund and Columbia Thermostat Fund, will take a three-month sabbatical from January 14 through March 31, 2011. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Managers of the Adviser.

•

In the section entitled Fund Governance – The Board, the following is added as a footnote to the first row of the table under the sub-heading Interested Trustee and Trustee Emeritus Biographical Information:

(**)  Mr. McQuaid will take a three-month sabbatical from January 14 through March 31, 2011. Mr. McQuaid will continue in his role as a member of the Board during his sabbatical.

Shareholders should retain this Supplement for future reference.

C-6519-1 A (11/10)